Employee benefit expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expenses [Abstract]
Employee benefit expenses	$ 104,083	$ 80,232	$ 78,758
Average number of employees	1,304	874	655